Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Statement of cash flows [abstract]
Profit for the period	$ 24,151	$ 15,140	$ 101,070	$ 50,383
Income taxes	12,169	8,436	45,891	27,422
Profit before income taxes	36,320	23,576	146,961	77,805
Depreciation and amortization of intangible assets and property, plant and equipment	22,804	23,924	71,833	70,201
Share based incentive compensation	3,552	3,110	9,505	6,319
Gain on sale of property, plant and equipment	0	0	(40,253)	0
Other non-cash expenses/(income)	322	515	25	727
(Increase)/decrease in trade receivables	(14,102)	3,651	(67,141)	(16,848)
(Increase)/decrease in inventories	(28,664)	6,542	(50,438)	(9,113)
(Decrease)/increase in trade payables	5,078	(22,083)	17,630	(10,647)
(Decrease)/increase in provisions	340	3,970	(2,839)	(17,590)
Increase/(decrease) in other assets and liabilities that cannot be allocated to investing or financing activities	11,295	(5,342)	2,457	(4,760)
Finance income	(13,273)	(12,263)	(25,733)	(33,131)
Finance costs	18,956	22,190	48,858	64,330
Cash paid for income taxes	(12,307)	(5,621)	(29,176)	(18,009)
Other cash paid	0	0	(4,741)	0
Cash flows from operating activities	30,321	42,169	76,948	109,284
Cash received from disposal of property, plant and equipment	0	0	64,672	0
Cash paid for the acquisition of intangible assets and property, plant and equipment	(22,383)	(19,858)	(82,253)	(56,316)
Cash flows from investing activities	(22,383)	(19,858)	(17,581)	(56,316)
Repayments of term loan liabilities	(2,067)	(2,084)	(6,255)	(26,786)
Cash inflows related to other financial liabilities	7,401	9,599	14,861	20,385
Cash outflows related to other financial liabilities	(14,072)	(4,901)	(26,370)	(11,532)
Interest and similar expenses paid	(10,114)	(7,604)	(33,711)	(25,342)
Interest and similar income received	5,509	4,340	14,241	8,768
Dividends paid to shareholders	(11,945)	(11,905)	(35,753)	(33,860)
Cash flows from financing activities	(25,288)	(12,555)	(72,987)	(68,367)
Change in cash	(17,350)	9,756	(13,620)	(15,399)
Change in cash resulting from exchange rate differences	(920)	677	(3,481)	3,327
Cash and cash equivalents at the beginning of the period	73,453	55,401	72,284	77,906
Cash and cash equivalents at the end of the period	$ 55,183	$ 65,834	$ 55,183	$ 65,834